Operating lease commitments	12 Months Ended
Sep. 30, 2019
Operating lease commitments
Operating lease commitments

Note 26. Operating lease commitments

Westpac leases various commercial and retail premises and related property and equipment. The lease commitments at 30 September 2018 and 30 September 2019 are as follows:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Due within one year	608	570	555	498
Due after one year but not later than five years	1,716	1,564	1,583	1,356
Due after 5 years	1,421	1,819	1,305	1,460
Total lease commitments	3,745	3,953	3,443	3,314

Operating leases are entered into to meet the business needs of entities in the Group. Lease rentals are determined in accordance with market conditions when leases are entered into or on rental review dates.

Leased premises that have become excess to the Group’s business needs have been sublet where possible.

The future minimum lease payments receivable from non-cancellable sub-leases were $7 million (2018: $7 million) for the Group and $7 million (2018: $6 million) for Parent Entity.